Consolidated Statements of Shareholders' Equity (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Net loss excluding allocable redeemable noncontrolling interests	$ (1,789)	$ (2,167)	$ (312)
Net of underwriting discounts and commissions	9,100
Initial Public Offering
Payments for underwriting discounts and commissions tax benefit	5,300
Net of underwriting discounts and commissions	$ 36,800